Income Taxes, Income from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Federal corporate tax rate			35.00%	35.00%	35.00%
Estimated tax benefit amount	$ (79)		$ (79)
Benefit amount from remeasurement of deferred tax assets			(101)
Estimated toll charge			22
Domestic			649	$ 608	$ 509
Foreign			222	196	130
Income from continuing operations before income taxes			$ 871	$ 804	$ 639
Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Federal corporate tax rate		21.00%